Exhibit 99
Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	7
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,526,999,130.67	67,609	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$347,900,000.00	0.24000%	December 15, 2014
Class A-2 Notes	$467,100,000.00	0.450%	August 15, 2016
Class A-3 Notes	$471,600,000.00	0.670%	April 15, 2018
Class A-4 Notes	$110,200,000.00	1.110%	February 15, 2019
Class B Notes	$44,110,000.00	1.540%	March 15, 2019
Class C Notes	$29,410,000.00	1.720%	July 15, 2019
Class D Notes	$29,410,000.00	2.320%	May 15, 2020
Total	$1,499,730,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,015,306.28

Principal:
Principal Collections	$25,767,376.86
Prepayments in Full	$17,692,617.22
Liquidation Proceeds	$504,219.93
Recoveries	$2,044.50
Sub Total	$43,966,258.51
Collections	$47,981,564.79

Purchase Amounts:
Purchase Amounts Related to Principal	$69,705.76
Purchase Amounts Related to Interest	$645.83
Sub Total	$70,351.59

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$48,051,916.38

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	7
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$48,051,916.38
Servicing Fee	$982,160.87	$982,160.87	$0.00	$0.00	$47,069,755.51
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$47,069,755.51
Interest - Class A-2 Notes	$168,628.17	$168,628.17	$0.00	$0.00	$46,901,127.34
Interest - Class A-3 Notes	$263,310.00	$263,310.00	$0.00	$0.00	$46,637,817.34
Interest - Class A-4 Notes	$101,935.00	$101,935.00	$0.00	$0.00	$46,535,882.34
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,535,882.34
Interest - Class B Notes	$56,607.83	$56,607.83	$0.00	$0.00	$46,479,274.51
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$46,479,274.51
Interest - Class C Notes	$42,154.33	$42,154.33	$0.00	$0.00	$46,437,120.18
Third Priority Principal Payment	$14,123,709.07	$14,123,709.07	$0.00	$0.00	$32,313,411.11
Interest - Class D Notes	$56,859.33	$56,859.33	$0.00	$0.00	$32,256,551.78
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$32,256,551.78
Regular Principal Payment	$38,789,585.95	$32,256,551.78	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$48,051,916.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$14,123,709.07
Regular Principal Payment					$32,256,551.78
Total					$46,380,260.85
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$46,380,260.85	$99.29	$168,628.17	$0.36	$46,548,889.02	$99.65
Class A-3 Notes	$0.00	$0.00	$263,310.00	$0.56	$263,310.00	$0.56
Class A-4 Notes	$0.00	$0.00	$101,935.00	$0.93	$101,935.00	$0.93
Class B Notes	$0.00	$0.00	$56,607.83	$1.28	$56,607.83	$1.28
Class C Notes	$0.00	$0.00	$42,154.33	$1.43	$42,154.33	$1.43
Class D Notes	$0.00	$0.00	$56,859.33	$1.93	$56,859.33	$1.93
Total	$46,380,260.85	$30.93	$689,494.66	$0.46	$47,069,755.51	$31.39

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	7

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$449,675,120.27	0.9626956	$403,294,859.42	0.8634015
Class A-3 Notes	$471,600,000.00	1.0000000	$471,600,000.00	1.0000000
Class A-4 Notes	$110,200,000.00	1.0000000	$110,200,000.00	1.0000000
Class B Notes	$44,110,000.00	1.0000000	$44,110,000.00	1.0000000
Class C Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Class D Notes	$29,410,000.00	1.0000000	$29,410,000.00	1.0000000
Total	$1,134,405,120.27	0.7564062	$1,088,024,859.42	0.7254805

Pool Information
Weighted Average APR	4.160%	4.150%
Weighted Average Remaining Term	50.06	49.21
Number of Receivables Outstanding	56,357	54,921
Pool Balance	$1,178,593,047.17	$1,134,305,439.70
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,133,380,949.53	$1,090,871,411.20
Pool Factor	0.7718361	0.7428331

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,634,995.65
Targeted Credit Enhancement Amount	$17,014,581.60
Yield Supplement Overcollateralization Amount	$43,434,028.50
Targeted Overcollateralization Amount	$52,813,614.45
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$46,280,580.28

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,634,995.65
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,634,995.65
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,634,995.65

Ford Credit Auto Owner Trust 2013-D
Monthly Investor Report

Collection Period	May 2014
Payment Date	6/16/2014
Transaction Month	7

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		140	$253,687.70
(Recoveries)		8	$2,044.50
Net Losses for Current Collection Period			$251,643.20
Cumulative Net Losses Last Collection Period			$844,002.98
Cumulative Net Losses for all Collection Periods			$1,095,646.18

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.26%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.92%	468	$10,393,589.73
61-90 Days Delinquent	0.07%	28	$780,479.97
91-120 Days Delinquent	0.02%	8	$254,657.14
Over 120 Days Delinquent	0.01%	4	$158,927.37
Total Delinquent Receivables	1.02%	508	$11,587,654.21

Repossession Inventory:
Repossessed in the Current Collection Period		30	$770,415.12
Total Repossessed Inventory		40	$1,134,634.04

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.2565%
Preceding Collection Period			0.1930%
Current Collection Period			0.2611%
Three Month Average			0.2369%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0656%
Preceding Collection Period			0.0816%
Current Collection Period			0.0728%
Three Month Average			0.0733%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer